Transactions with Affiliates - Other Related Party Transactions (Details) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 10, 2018	Mar. 30, 2018	Nov. 29, 2016	Jun. 03, 2016	Dec. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017
Transactions with Affiliates
Payments to acquire productive assets								$ 133,761	$ 344,936	$ 638,942
Distributions of earnings from unconsolidated entities								4,632	3,564	17,404
Repayments on loan to affiliate								4,160	655	1,513
Proceeds from sale of business	$ 896,500	$ 212,400						329,780	134,370	$ 343,135
Loss on sale of business		$ 89,300
Victory Propane, LLC
Transactions with Affiliates
Cash paid							$ 6,400
Payments to acquire productive assets							6,424
Grassland Water Solutions, LLC
Transactions with Affiliates
Repayments on loan to affiliate						$ 700
Ownership interest acquired				65.00%
Ownership interest										35.00%
Fair value of equity method investment				$ 800
Revaluation of investments excluding bargain purchase				(14,900)
Bargain purchase gain				600
Impairment of loan receivable from investee				$ 1,700
Proceeds from sale of business			$ 22,000
Loss on sale of business			$ 2,300
Equity method investees | Loan agreement
Transactions with Affiliates
Loan receivable from Victory Propane, LLC								$ 1,200	$ 3,200		$ 4,200
Customer relationships | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets							4,782
Property, plant and equipment | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets							1,366
Prepaid expenses and other current assets | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets							$ 276
Victory Propane, LLC
Transactions with Affiliates
Distributions of earnings from unconsolidated entities					$ 2,000